UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-10123

              The North Country Funds

(Exact name of registrant as specified in charter)

              250 Glen Street, Glens Falls, NY                         12801

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2600

Date of fiscal year end:  11/30

Date of reporting period: 2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)					February 28, 2006
		Principal	Interest
% of Portfolio	Description	Amount	Rate	Maturity	Value
66.36%	CORPORATE BONDS
0.34%	Aerospace/Defense
	McDonnell Douglas Corp.	200,000	6.875%	11/1/2006	$ 201,971
12.08%	Banks
	Bank of America Corp.	1,000,000	4.375	12/1/2010	967,110
	Chase Manhattan Corp.	800,000	6.000	2/15/2009	814,178
	Citigroup, Inc.	1,000,000	5.125	2/14/2011	997,518
	Fifth Third Bank	2,500,000	4.200	2/23/2010	2,417,102
	J.P. Morgan Chase & Co.	275,000	6.500	1/15/2009	283,686
	J.P. Morgan Chase & Co.	1,000,000	3.500	3/15/2009	953,136
	Nationsbank Corp.	350,000	6.600	5/15/2010	366,925
	Wells Fargo & Co.	500,000	3.125	4/1/2009	471,698
					7,271,353
0.42%	Beverages
	Pepsico, Inc.	250,000	5.700	11/1/2008	253,840
0.80%	Chemicals
	Du Pont (EI) De Nemours & Co.	500,000	4.125	4/30/2010	480,102
1.68%	Computers
	International Business Machines	1,000,000	5.375	2/1/2009	1,008,372
3.29%	Cosmetics
	Avon Products, Inc.	2,000,000	5.125	1/15/2011	1,980,782
11.01%	Diversified Financial Services
	American General Finance	500,000	4.000	3/15/2011	468,809
	Caterpillar Financial Services	500,000	5.600	3/15/2006	500,079
	CIT Group Inc.	1,000,000	4.125	11/3/2009	963,089
	CIT Group, Inc.	1,000,000	5.200	11/3/2010	996,739
	Ford Motor Credit Corp.	300,000	3.350	6/20/2006	293,383
	Ford Motor Credit Corp.	300,000	4.150	6/20/2007	275,158
	General Electric Cap Corp..	1,000,000	4.250	6/15/2012	946,693
	General Motors Acceptance Corp.	1,000,000	4.500	7/15/2006	984,978
	Household Finance Corp.	500,000	7.875	3/1/2007	512,362
	Household Finance Corp.	200,000	6.375	10/15/2011	209,322
	Household Finance Corp.	500,000	3.900	10/15/2008	479,359
					6,629,971
5.41%	Electric Utilities
	Alabama Power	500,000	3.125	5/1/2008	479,381
	Alabama Power	1,000,000	5.200	1/15/2016	990,285
	Jersey Central Power & Light	500,000	6.850	11/27/2006	505,577
	National Rural Utilities	500,000	6.200	2/1/2008	508,829
	National Rural Utilities	500,000	3.250	10/1/2007	485,663
	Virginia Electric & Power	300,000	4.500	12/15/2010	288,716
					3,258,451
0.41%	Food
	General Mills, Inc.	250,000	2.675	10/24/2006	245,449
0.16%	Insurance
	John Hancock Life Insurance	100,000	3.350	11/15/2007	96,944
17.20%	Investment Services
	Bear Stearns Company, Inc.	300,000	3.900	11/15/2008	285,983
	Bear Stearns Company, Inc.	500,000	7.800	8/15/2007	518,597
	Bear Stearns Company, Inc.	300,000	4.500	10/28/2010	290,924
	Bear Stearns Company, Inc.	500,000	3.250	3/25/2009	472,840
	Goldman Sachs Group, Inc.	300,000	6.650	5/15/2009	312,350
	Goldman Sachs Group, Inc.	500,000	5.125	1/15/2015	488,441
	Goldman Sachs Group, Inc.	1,300,000	3.875	1/15/2009	1,256,752
	Lehman Brothers Holdings, Inc.	1,000,000	3.600	3/13/2009	956,463
	Lehman Brothers Holdings, Inc.	1,000,000	3.950	11/10/2009	953,061
	Merrill Lynch & Company, Inc.	166,000	6.250	10/15/2008	170,702
	Merrill Lynch & Company, Inc.	300,000	6.000	2/17/2009	306,813
	Merrill Lynch & Company, Inc.	2,000,000	5.000	1/15/2015	1,950,958
	Morgan Stanley	500,000	3.875	1/15/2009	481,301
	Morgan Stanley	2,000,000	4.750	4/1/2014	1,907,276
					10,352,461
1.66%	Multimedia
	Gannet Company	1,000,000	5.500	4/1/2007	999,344
0.80%	Pharmaceuticals
	Eli Lilly & Company	500,000	2.900	3/15/2008	479,078
0.85%	Recreational Activities
	Carnival Corp.	500,000	6.150	4/15/2008	508,768
3.51%	Retail
	CVS Corp.	195,000	5.625	3/15/2006	195,028
	CVS Corp.	2,000,000	4.000	9/15/2009	1,916,902
					2,111,930
6.74%	Telecommunications
	Ameritech	565,000	6.150	1/15/2008	571,912
	Bellsouth Corp.	500,000	4.200	9/15/2009	483,556
	Cisco Systems, Inc.	500,000	5.250	2/22/2011	500,856
	Cisco Systems, Inc.	500,000	5.500	2/22/2016	503,422
	GTE Northwest, Inc.	500,000	5.550	10/15/2008	497,424
	GTE South, Inc.	500,000	6.000	2/15/2008	502,128
	SBC Communications, Inc.	1,000,000	5.300	11/15/2010	997,001
					4,056,299

	TOTAL CORPORATE BONDS
	(Cost $40,698,470)				39,935,115

29.30%	U.S. GOVERNMENT & AGENCY OBLIGATIONS
	Fannie Mae	500,000	3.600	3/3/2009	481,762
	Fannie Mae	1,000,000	4.020	4/20/2009	973,930
	Fed Farm Credit Bank	1,500,000	4.300	6/9/2009	1,467,011
	Fed Home Loan Bank	1,000,000	3.500	11/3/2009	951,069
	Federal Home Loan Bank	93,487	5.000	8/1/2007	93,459
	Federal Home Loan Bank	550,000	5.315	12/23/2008	556,081
	Federal Home Loan Bank	500,000	4.125	8/13/2010	483,220
	Federal Home Loan Bank	800,000	4.000	5/15/2009	777,947
	Federal Home Loan Bank	2,000,000	4.375	5/16/2008	1,974,818
	Federal Home Loan Bank	2,000,000	5.250	7/28/2015	1,962,956
	Federal Home Loan Bank	2,000,000	5.000	12/28/2007	1,995,170
	Federal Home Loan Bank	2,000,000	5.100	12/29/2008	1,986,410
	Federal Home Loan Pool #G10857	19,046	6.500	11/1/2008	19,294
	Federal National Mortgage	18,571	6.500	11/1/2008	18,793
	Federal National Mortgage	1,000,000	3.125	3/16/2009	948,433
	Freddie Mac	2,000,000	4.375	7/30/2009	1,964,514
	Freddie Mac	1,000,000	4.000	9/22/2009	969,356
	Government National Mortgage	4,053	11.000	11/15/2015	4,409

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost $17,963,522)				17,628,632

3.60%	TOTAL SHORT-TERM INVESTMENTS
	Blackrock Provident Institutional	2,167,520			2,167,520
	Temp Fund
	(Cost $2,167,520)

99.26%	Total Value of Investments:				$ 59,731,267
	(Total Cost: $60,829,512)

0.74%	Other Assets Less Liabilities:				$ 444,230

100.00%	Total Net Assets:				$ 60,175,497

At February 28, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost					$ 160,146
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value					(1,258,391)
Net unrealized depreciation					$ (1,098,245)

North Country Equity Growth
SCHEDULE OF INVESTMENTS (UNAUDITED)			February 28, 2006

% of Portfolio	Description	Shares	Value
97.12%	COMMON STOCK
6.27%	Aerospace/Defense
	Lockheed Martin Corp.	32,000	$ 2,331,840
	Rockwell Collins	23,000	1,222,450
	United Technologies Corp.	43,400	2,538,900
			6,093,190
0.61%	Apparel
	Nike, Inc.	6,800	590,104
5.67%	Banks
	Bank of America Corp.	44,000	2,017,400
	Bank of New York, Inc.	56,000	1,917,440
	Wells Fargo & Co.	24,500	1,572,900
			5,507,740
1.93%	Beverages
	PepsiCo, Inc.	31,800	1,879,698
1.02%	Chemicals
	Ecolab, Inc.	27,500	995,225
4.38%	Computers
	Apple Computer, Inc.*	9,000	616,860
	Dell, Inc.*	28,000	812,000
	Hewlett Packard Co.	45,000	1,476,450
	International Business Machines	17,000	1,364,080
			4,269,390
5.73%	Conglomerates
	General Electric Co.	60,000	1,972,200
	Ingersoll-Rand Co., Cl.-A	30,000	1,230,900
	ITT Industries, Inc.	45,000	2,362,500
			5,565,600
1.48%	Consulting Services
	Accenture, Ltd.	44,000	1,437,040
3.32%	Consumer Products
	Colgate Palmolive Co.	30,000	1,634,400
	Procter & Gamble Co.	26,500	1,588,145
			3,222,545
1.59%	Cruise Lines
	Carnival Corp.	30,000	1,549,500
1.43%	Data Processing/Management
	Automatic Data Processing, Inc	30,000	1,385,700
10.95%	Diversified Financial Services
	American Express Co.	40,000	2,155,200
	Citigroup, Inc.	34,500	1,599,765
	Goldman Sachs Group, Inc.	17,500	2,472,575
	Merrill Lynch & Company, Inc.	27,500	2,123,275
	T. Rowe Price Group, Inc.	30,000	2,303,400
			10,654,215
0.99%	E-Commerce/Services
	EBAY, Inc.*	24,000	961,440
2.45%	Electric
	Dominion Resources, Inc.	15,000	1,126,500
	FPL Group, Inc.	12,000	503,160
	Southern Co.	22,000	748,660
			2,378,320
2.21%	Food
	General Mills, Inc.	36,300	1,787,775
	Hershey Foods Corp.	7,000	358,050
			2,145,825
1.33%	Industrial Gases
	Praxair Inc.	24,000	1,295,520
2.42%	Insurance
	Hartford Financial. Services Group, Inc	28,500	2,347,830
8.65%	Medical - Drugs
	Abbott Labs	40,000	1,767,200
	Amgen, Inc.*	18,000	1,358,820
	Eli Lilly & Co.	32,000	1,779,840
	Johnson & Johnson	26,000	1,498,900
	Teva Pharmaceutical Industries, Ltd.	48,000	2,015,520
			8,420,280
3.18%	Medical Equipment & Supplies
	Dentsply International, Inc.	15,000	854,850
	Medtronic, Inc.	28,000	1,510,600
	Zimmer Holdings, Inc.*	10,500	726,390
			3,091,840
1.74%	Medical-HMO
	WellPoint, Inc.*	22,000	1,689,380
0.65%	Metal-Diversified
	Inco Ltd.*	13,000	628,160
1.02%	Motorcycle/Motor Scooter
	Harley Davidson, Inc.	18,800	987,188
1.04%	Multimedia
	Mcgraw-Hill Companies, Inc.	19,000	1,008,710
3.51%	Oil & Gas Producers
	ChevronTexaco Corp.	16,000	903,680
	Exxon Mobil Corp.	16,000	949,920
	Valero Energy Corp.	29,000	1,559,910
			3,413,510
6.93%	Oil & Gas Services
	Apache Corp.	31,000	2,074,520
	Baker Hughes, Inc.	26,000	1,767,220
	BJ Services Co.	50,000	1,565,500
	Noble Corp.	18,000	1,330,380
			6,737,620
1.33%	Retail-Building Products
	Lowe's Companies, Inc.	19,000	1,295,420
2.28%	Retail-Discount
	Costco Wholesale Corp.	13,000	666,640
	Target Corp.	28,500	1,550,400
			2,217,040
2.52%	Retail-Drug Store
	Walgreen Co.	54,500	2,444,870
1.70%	Retail-Office Supplies
	Staples, Inc.	67,500	1,656,450
1.20%	Semiconductors
	Intel Corp.	56,500	1,163,900
1.69%	Software
	Microsoft Corp.	61,000	1,640,900
5.39%	Telecommunications
	Alltel Corp.	14,500	915,675
	Cisco Systems, Inc.*	84,000	1,700,160
	Nokia Corp., ADR	70,000	1,300,600
	Qualcomm, Inc.	28,000	1,321,880
			5,238,315
0.51%	Water
	Aqua America, Inc.	17,333	498,150

	TOTAL COMMON STOCK
	(Cost $80,461,094)		94,410,615

2.77%	SHORT-TERM INVESTMENTS
	Blackrock Provident Institutional Temp Fund	2,685,713	2,685,713
	(Cost $2,685,713)

99.89%	Total Value of Investments:		$ 97,096,328
	(Total Cost: $83,146,807)

0.11%	Other Assets Less Liabilities:		$ 111,573

100.00%	Total Net Assets:		$ 97,207,901

ADR - American Depositary Receipt
* Non-income producing securities.

At February 28, 2006, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 15,130,533
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(1,181,012)
Net unrealized appreciation			$ 13,949,521

Security Valuation – Equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. government and agency securities, short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of a bid price supplied by a pricing service selected by the Adviser and approved by the Board of Trustees of the Trust (the “Board”). Where no last sale price for exchange traded debt securities is available, the bid  price may be used.  Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time.  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV.  However, funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Item 2. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

         /s/ Michael J. Wagner

       Michael J. Wagner, President

Date:           4/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

         /s/ Michael J. Wagner

        Michael J. Wagner, President

Date:           4/27/2006

By (Signature and Title)

         /s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date:           4/27/2006